Employee Benefits - Summary of Assumed Life Expectancy at Age 65 (Detail) - yr	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Principal pension plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.3	23.2	22.1
Principal pension plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	24.0	24.0
Principal pension plans [member] | Currently aged 40 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.5	24.5	23.4
Principal pension plans [member] | Currently aged 40 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.2	25.2	25.1
Principal non-pension post-retirement benefit plan [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.3	23.2	22.1
Principal non-pension post-retirement benefit plan [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.1	24.0	24.0
Principal non-pension post-retirement benefit plan [member] | Currently aged 40 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.5	24.5	23.4
Principal non-pension post-retirement benefit plan [member] | Currently aged 40 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25.2	25.2	25.1
Other pension and retirement plans [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	22.1	21.8	21.4
Other pension and retirement plans [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.7	23.4	23.4
Other pension and retirement plans [member] | Currently aged 40 and retiring at 65 [member] | Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23.0	22.9	22.5
Other pension and retirement plans [member] | Currently aged 40 and retiring at 65 [member] | Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24.8	25.1	25.0